Pay vs Performance Disclosure - USD ($)	3 Months Ended	8 Months Ended	12 Months Ended
	Apr. 08, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus performance
The information below presents the relationship between the compensation of the company’s NEOs and certain performance measures in accordance with Item 402(v) of Regulation S-K (“Pay Versus Performance Table”). For a discussion of the company’s compensation programs and pay for performance philosophy, please refer to the section captioned “Compensation Discussion and Analysis,” above.
Pay Versus Performance Table
The information below presents the relationship between compensation actually paid (CAP) of the company’s NEOs and certain performance measures in accordance with Item 402(v) of Regulation S-K.
Year (a)	Summary Compensation Table total for first Principal Executive Officer (“PEO”)(1) (b)	Compensation actually paid to first PEO(2) (c)	Summary Compensation Table total for second PEO(1) (b)	Compensation actually paid to second PEO(2) (c)	Average Summary Compensation Table total for non-PEO NEOs(1) (d)	Average compensation actually paid to Non-PEO NEOs(2) (e)	Value of initial fixed $100 investment based on:		Net income (millions) (h)	Adjusted EBITDA (millions)(4) (i)
							Total shareholder return (f)	Peer group total shareholder return(3) (g)
2022	$ 12,249,164	$ 23,888,302			$3,548,597	$6,422,497	$339.68	$121.44	$513	$ 914
2021	16,340,546	37,445,973	$21,626,020	$15,984,701	3,681,469	7,736,013	282.32	147.91	427	880
2020			16,157,250	20,079,361	4,171,404	10,557,454	205.03	140.50	421	857
(1)
For 2022, the PEO is Mr. Eddy. For 2021, the first PEO is Mr. Eddy, who was appointed as president and chief executive officer on April 19, 2021. The second PEO is Mr. Delaney, who served as our PEO in 2020 and 2021 until he passed away unexpectedly on April 8, 2021. Our Non-PEO NEOs for the covered years are as follows:

2020	2021	2022

Bob Eddy	Laura Felice	Laura Felice
Paul Cichocki	Paul Cichocki	Paul Cichocki
Jeff Desroches	Jeff Desroches	Jeff Desroches
Scott Kessler	Bill Werner	Scott Kessler
Chris Baldwin
In 2020, Mr. Eddy served as our executive vice president, chief financial and administrative officer.
(2)	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP as computed in accordance with Item 402(v) of Regulation S-K:
Year	Summary Compensation Table total	Total equity award adjustments	Compensation actually paid

First PEO (Mr. Eddy)
2022	$12,249,164	$11,639,138	$23,888,302
2021	16,340,546	21,105,427	37,445,973
Second PEO (Mr. Delaney)
2021	$21,626,020	($5,641,319)	$15,984,701
2020	16,157,250	3,922,111	20,079,361
Non-PEO NEOs
2022	$3,548,597	$2,873,901	$6,422,497
2021	3,681,469	4,054,544	7,736,013
2020	4,171,404	6,386,050	10,557,454
The total equity award adjustments for each applicable fiscal year are detailed below:
Year	Value of equity awards disclosed in the Summary Compensation Table	Year end fair value of equity awards granted in the year and unvested	Year-over-year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in year	Year-over-year change in fair value of equity awards granted in prior years that vested in the applicable year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Total equity award adjustments

First PEO (Mr. Eddy)
2022	($6,999,976)	$10,821,343	$6,335,049	$0	$1,482,721	$0	$11,639,138
2021	(10,999,934)	24,941,414	5,936,479	0	1,227,469	0	21,105,427
Second PEO (Mr. Delaney)
2021	($21,275,695)	$16,241,023	$0	$7,367,893	$518,726	($8,493,266)	($5,641,319)
2020	(10,999,950)	10,724,526	3,187,226	0	1,010,308	0	3,922,111
Non-PEO NEOs
2022	($1,699,914)	$2,627,917	$1,295,559	$0	$650,339	$0	$2,873,901
2021	(1,924,914)	3,287,209	2,435,962	0	256,287	0	4,054,544
2020	(2,091,112)	3,824,892	3,434,367	0	1,217,903	0	6,386,050
The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.
(3)	Represents total shareholder return for the S&P 500 Retail Index.
(4)	Represents adjusted EBITDA, which is defined in the Compensation Discussion and Analysis section of this Proxy Statement.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
For 2022, the PEO is Mr. Eddy. For 2021, the first PEO is Mr. Eddy, who was appointed as president and chief executive officer on April 19, 2021. The second PEO is Mr. Delaney, who served as our PEO in 2020 and 2021 until he passed away unexpectedly on April 8, 2021. Our Non-PEO NEOs for the covered years are as follows:

2020	2021	2022

Bob Eddy	Laura Felice	Laura Felice
Paul Cichocki	Paul Cichocki	Paul Cichocki
Jeff Desroches	Jeff Desroches	Jeff Desroches
Scott Kessler	Bill Werner	Scott Kessler
Chris Baldwin
In 2020, Mr. Eddy served as our executive vice president, chief financial and administrative officer.

Peer Group Issuers, Footnote [Text Block]
(3)	Represents total shareholder return for the S&P 500 Retail Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP as computed in accordance with Item 402(v) of Regulation S-K:
Year	Summary Compensation Table total	Total equity award adjustments	Compensation actually paid

First PEO (Mr. Eddy)
2022	$12,249,164	$11,639,138	$23,888,302
2021	16,340,546	21,105,427	37,445,973
Second PEO (Mr. Delaney)
2021	$21,626,020	($5,641,319)	$15,984,701
2020	16,157,250	3,922,111	20,079,361
Non-PEO NEOs
2022	$3,548,597	$2,873,901	$6,422,497
2021	3,681,469	4,054,544	7,736,013
2020	4,171,404	6,386,050	10,557,454
The total equity award adjustments for each applicable fiscal year are detailed below:
Year	Value of equity awards disclosed in the Summary Compensation Table	Year end fair value of equity awards granted in the year and unvested	Year-over-year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in year	Year-over-year change in fair value of equity awards granted in prior years that vested in the applicable year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Total equity award adjustments

First PEO (Mr. Eddy)
2022	($6,999,976)	$10,821,343	$6,335,049	$0	$1,482,721	$0	$11,639,138
2021	(10,999,934)	24,941,414	5,936,479	0	1,227,469	0	21,105,427
Second PEO (Mr. Delaney)
2021	($21,275,695)	$16,241,023	$0	$7,367,893	$518,726	($8,493,266)	($5,641,319)
2020	(10,999,950)	10,724,526	3,187,226	0	1,010,308	0	3,922,111
Non-PEO NEOs
2022	($1,699,914)	$2,627,917	$1,295,559	$0	$650,339	$0	$2,873,901
2021	(1,924,914)	3,287,209	2,435,962	0	256,287	0	4,054,544
2020	(2,091,112)	3,824,892	3,434,367	0	1,217,903	0	6,386,050
The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Non-PEO NEO Average Total Compensation Amount			$ 3,548,597	$ 3,681,469	$ 4,171,404
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,422,497	7,736,013	10,557,454
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP as computed in accordance with Item 402(v) of Regulation S-K:
Year	Summary Compensation Table total	Total equity award adjustments	Compensation actually paid

First PEO (Mr. Eddy)
2022	$12,249,164	$11,639,138	$23,888,302
2021	16,340,546	21,105,427	37,445,973
Second PEO (Mr. Delaney)
2021	$21,626,020	($5,641,319)	$15,984,701
2020	16,157,250	3,922,111	20,079,361
Non-PEO NEOs
2022	$3,548,597	$2,873,901	$6,422,497
2021	3,681,469	4,054,544	7,736,013
2020	4,171,404	6,386,050	10,557,454
The total equity award adjustments for each applicable fiscal year are detailed below:
Year	Value of equity awards disclosed in the Summary Compensation Table	Year end fair value of equity awards granted in the year and unvested	Year-over-year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in year	Year-over-year change in fair value of equity awards granted in prior years that vested in the applicable year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Total equity award adjustments

First PEO (Mr. Eddy)
2022	($6,999,976)	$10,821,343	$6,335,049	$0	$1,482,721	$0	$11,639,138
2021	(10,999,934)	24,941,414	5,936,479	0	1,227,469	0	21,105,427
Second PEO (Mr. Delaney)
2021	($21,275,695)	$16,241,023	$0	$7,367,893	$518,726	($8,493,266)	($5,641,319)
2020	(10,999,950)	10,724,526	3,187,226	0	1,010,308	0	3,922,111
Non-PEO NEOs
2022	($1,699,914)	$2,627,917	$1,295,559	$0	$650,339	$0	$2,873,901
2021	(1,924,914)	3,287,209	2,435,962	0	256,287	0	4,054,544
2020	(2,091,112)	3,824,892	3,434,367	0	1,217,903	0	6,386,050
The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between compensation actually paid and financial performance
In accordance with Item 402(v) of Regulation S-K, the following graphs illustrate the relationship between the amounts disclosed in the Pay Versus Performance Table, above, as CAP to Total Shareholder Return, Peer Group Total Shareholder Return, GAAP Net Income and Adjusted EBITDA.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between compensation actually paid and financial performance
In accordance with Item 402(v) of Regulation S-K, the following graphs illustrate the relationship between the amounts disclosed in the Pay Versus Performance Table, above, as CAP to Total Shareholder Return, Peer Group Total Shareholder Return, GAAP Net Income and Adjusted EBITDA.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between compensation actually paid and financial performance
In accordance with Item 402(v) of Regulation S-K, the following graphs illustrate the relationship between the amounts disclosed in the Pay Versus Performance Table, above, as CAP to Total Shareholder Return, Peer Group Total Shareholder Return, GAAP Net Income and Adjusted EBITDA.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between compensation actually paid and financial performance
In accordance with Item 402(v) of Regulation S-K, the following graphs illustrate the relationship between the amounts disclosed in the Pay Versus Performance Table, above, as CAP to Total Shareholder Return, Peer Group Total Shareholder Return, GAAP Net Income and Adjusted EBITDA.

Tabular List [Table Text Block]
Tabular list of performance measures
The following table lists the financial performance measures that the company considers to be the most important financial performance measures used by the company to link compensation actually paid to its NEOs for the most recently completed fiscal year to performance of the company.
Adjusted EBITDA
Comparable club sales
Adjusted EPS

Total Shareholder Return Amount			$ 339.68	282.32	205.03
Peer Group Total Shareholder Return Amount			121.44	147.91	140.5
Net Income (Loss)			$ 513,000,000	$ 427,000,000	$ 421,000,000
Company Selected Measure Amount			914,000,000	880,000,000	857,000,000
PEO Name	Mr. Delaney	Mr. Eddy	Mr. Eddy		Mr. Delaney
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Comparable club sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EPS
Mr. Eddy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 12,249,164	$ 16,340,546
PEO Actually Paid Compensation Amount			23,888,302	37,445,973
Mr. Delaney [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				21,626,020	$ 16,157,250
PEO Actually Paid Compensation Amount				15,984,701	20,079,361
PEO [Member] | Mr. Eddy [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			11,639,138	21,105,427
PEO [Member] | Mr. Eddy [Member] | Value of Equity Awards Disclosed in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,999,976)	(10,999,934)
PEO [Member] | Mr. Eddy [Member] | Year End Fair Value of Equity Awards Granted in the Year and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,821,343	24,941,414
PEO [Member] | Mr. Eddy [Member] | Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,335,049	5,936,479
PEO [Member] | Mr. Eddy [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Mr. Eddy [Member] | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,482,721	1,227,469
PEO [Member] | Mr. Eddy [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Mr. Delaney [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(5,641,319)	3,922,111
PEO [Member] | Mr. Delaney [Member] | Value of Equity Awards Disclosed in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(21,275,695)	(10,999,950)
PEO [Member] | Mr. Delaney [Member] | Year End Fair Value of Equity Awards Granted in the Year and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				16,241,023	10,724,526
PEO [Member] | Mr. Delaney [Member] | Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	3,187,226
PEO [Member] | Mr. Delaney [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				7,367,893	0
PEO [Member] | Mr. Delaney [Member] | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				518,726	1,010,308
PEO [Member] | Mr. Delaney [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(8,493,266)	0
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,873,901	4,054,544	6,386,050
Non-PEO NEO [Member] | Value of Equity Awards Disclosed in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,699,914)	(1,924,914)	(2,091,112)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,627,917	3,287,209	3,824,892
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,295,559	2,435,962	3,434,367
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			650,339	256,287	1,217,903
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0